Quarterly Holdings Report
for
Fidelity® SAI Real Estate Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
REF-NPRT3-1225
1.9912344.100
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Real Estate - 99.6%
Health Care REITs - 11.4%
Ventas Inc	1,218,414	85,386,453
Welltower Inc	947,918	144,642,808
		230,029,261
Industrial REITs - 14.7%
Americold Realty Trust Inc	2,428,814	46,973,263
Prologis Inc	1,725,107	176,305,935
STAG Industrial Inc Class A	1,369,394	45,231,084
Terreno Realty Corp	509,057	28,675,181
		297,185,463
Real Estate Management & Development - 6.7%
CBRE Group Inc Class A (a)	515,083	62,932,841
Compass Inc Class A (a)	2,631,245	20,313,211
CoStar Group Inc (a)	390,316	28,949,738
Jones Lang LaSalle Inc (a)	24,000	5,457,840
Zillow Group Inc Class C (a)	262,000	17,640,460
		135,294,090
Residential REITs - 15.3%
American Homes 4 Rent Class A	1,214,082	45,394,526
Camden Property Trust	244,349	27,806,916
Elme Communities	322,501	5,021,341
Equity LifeStyle Properties Inc	35,767	2,316,986
Equity Residential	930,466	65,374,541
Invitation Homes Inc	1,008,505	34,480,786
Mid-America Apartment Communities Inc	78,856	12,589,360
Sun Communities Inc	263,821	32,827,247
UDR Inc	2,010,644	84,205,771
		310,017,474
Retail REITs - 14.9%
Acadia Realty Trust	441,470	8,432,077
Curbline Properties Corp	202,078	4,625,565
FrontView REIT Inc (b)	366,400	4,558,016
InvenTrust Properties Corp	250,500	6,978,930
Kimco Realty Corp	4,313,961	86,192,941
Macerich Co/The	1,124,700	16,488,102
NNN REIT Inc	2,054,921	84,477,802
Phillips Edison & Co Inc	491,292	17,047,832
Regency Centers Corp	312,225	22,536,401
SITE Centers Corp	367,608	4,352,479
Tanger Inc	449,689	14,169,700
Urban Edge Properties	1,696,879	30,662,604
		300,522,449
Specialized REITs - 36.6%
American Tower Corp	1,050,710	236,840,541
CubeSmart	445,376	18,113,442
Digital Realty Trust Inc	469,755	75,414,468
Equinix Inc	191,097	164,486,743
Extra Space Storage Inc	82,045	12,021,233
Four Corners Property Trust Inc	761,601	21,286,748
Iron Mountain Inc	523,600	46,951,212
Lamar Advertising Co Class A	242,785	27,631,361
Public Storage Operating Co	280,935	84,401,302
SBA Communications Corp Class A	204,448	49,762,643
Weyerhaeuser Co	117,500	3,044,425
		739,954,118
TOTAL REAL ESTATE		2,013,002,855

TOTAL COMMON STOCKS (Cost $2,095,977,812)		2,013,002,855

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	9,536,222	9,538,130
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	242,226	242,249
TOTAL MONEY MARKET FUNDS (Cost $9,780,380)			9,780,379

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,105,758,192)	2,022,783,234
NET OTHER ASSETS (LIABILITIES) - 0.0%	(806,822)
NET ASSETS - 100.0%	2,021,976,412

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	335,724,122	326,185,992	417,429	-	-	9,538,130	9,536,222	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,603,099	4,360,850	45	-	-	242,249	242,226	0.0%
Total	-	340,327,221	330,546,842	417,474	-	-	9,780,379

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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